Dividends	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends [Abstract]
Dividends

16. Dividends

			2024			2023			2022
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	11 July 2024	15.00	612	13 July 2023	14.00	567	1 July 2022	17.50	704
Second interim	10 October 2024	15.00	612	12 October 2023	14.00	568	6 October 2022	16.25	654
Third interim	9 January 2025	15.00	612	11 January 2024	14.00	568	12 January 2023	13.75	555
Fourth interim	10 April 2025	16.00	653	11 April 2024	16.00	652*	13 April 2023	13.75	557**
Total		61.00	2,489		58.00	2,355		61.25	2,470
*The estimate for the fourth interim dividend for 2023 disclosed in the 2023 annual report was £649 million, £3 million less than the dividend that was ultimately paid.
**The estimate for the fourth interim dividend for 2022 disclosed in the 2022 annual report was £555 million, £2 million less than the dividend that was ultimately paid.
Under IFRS accounting standards, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The
2024 financial statements recognise those dividends paid in 2024, namely the third and fourth interim dividends for 2023, and the first and second interim dividends for 2024.
The demerger of Consumer Healthcare in 2022 was effected by GSK declaring an interim dividend in specie of Haleon plc shares.
The fair value of the distribution was £15,526 million.
The amounts recognised in each year were as follows:

	2024 £m	2023 £m	2022 £m
Cash dividends to shareholders	2,444	2,247	3,467
Dividends in specie to shareholders in Haleon plc shares (Note 41)	–	–	15,526
	2,444	2,247	18,993